Accumulated Other Comprehensive Loss - Components of Accumulated Other Comprehensive Loss (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accumulated other comprehensive loss
Accumulated other comprehensive loss, Beginning balance	$ (81,897)	$ (120,604)
Gain (Loss) recognized in OCI, Net	(26,353)	32,594
Gain (Loss) reclassified from AOCI to income, Net	4,017	6,113
Accumulated other comprehensive loss, Ending balance	(104,233)	(81,897)
Defined benefit pension item [Member]
Accumulated other comprehensive loss
Accumulated other comprehensive (loss) income, Gross, Beginning balance	(998)	(1,606)
Accumulated other comprehensive (loss) income, Income tax (benefit), Beginning balance	(402)	(626)
Accumulated other comprehensive loss, Beginning balance	(596)	(980)
Gain (Loss) recognized in OCI, Gross	(510)	289
Gain (Loss) recognized in OCI, Income tax (benefit)	(167)	101
Gain (Loss) recognized in OCI, Net	(343)	188
Gain (Loss) reclassified from AOCI to income, Gross	488	319
Gain (Loss) reclassified from AOCI to income, Income tax (benefit)	185	123
Gain (Loss) reclassified from AOCI to income, Net	303	196
Accumulated other comprehensive (loss) income, Gross, Ending balance	(1,020)	(998)
Accumulated other comprehensive (loss) income, Income tax (benefit), Ending balance	(384)	(402)
Accumulated other comprehensive loss, Ending balance	(636)	(596)
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated other comprehensive loss
Accumulated other comprehensive (loss) income, Gross, Beginning balance	(138,133)	(199,241)
Accumulated other comprehensive (loss) income, Income tax (benefit), Beginning balance	(55,028)	(78,398)
Accumulated other comprehensive loss, Beginning balance	(83,105)	(120,843)
Gain (Loss) recognized in OCI, Gross	(37,043)	51,642
Gain (Loss) recognized in OCI, Income tax (benefit)	(12,267)	19,821
Gain (Loss) recognized in OCI, Net	(24,776)	31,821
Gain (Loss) reclassified from AOCI to income, Gross	5,885	9,466
Gain (Loss) reclassified from AOCI to income, Income tax (benefit)	2,171	3,549
Gain (Loss) reclassified from AOCI to income, Net	3,714	5,917
Accumulated other comprehensive (loss) income, Gross, Ending balance	(169,291)	(138,133)
Accumulated other comprehensive (loss) income, Income tax (benefit), Ending balance	(65,124)	(55,028)
Accumulated other comprehensive loss, Ending balance	(104,167)	(83,105)
Unrealized gains and losses on cash flow hedges [Member]
Accumulated other comprehensive loss
Accumulated other comprehensive (loss) income, Gross, Beginning balance	949	575
Accumulated other comprehensive (loss) income, Income tax (benefit), Beginning balance	(855)	(644)
Accumulated other comprehensive loss, Beginning balance	1,804	1,219
Gain (Loss) recognized in OCI, Gross	(704)	374
Gain (Loss) recognized in OCI, Income tax (benefit)	530	(211)
Gain (Loss) recognized in OCI, Net	(1,234)	585
Accumulated other comprehensive (loss) income, Gross, Ending balance	245	949
Accumulated other comprehensive (loss) income, Income tax (benefit), Ending balance	(325)	(855)
Accumulated other comprehensive loss, Ending balance	$ 570	$ 1,804